Prepaids and Other Current Assets - Schedule of Prepaid and Other Current Assets (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Prepaids And Other Current Assets
Sales tax recoverable and other current assets	$ 122,353	$ 81,265	$ 85,658
Research and development credit			1,905,593
Security deposits on leased properties			233,983
Prepaid expenses	496,364	750,000	711,385
Current prepayments and other current assets	$ 618,717	$ 831,265	$ 2,936,619